Other provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Other Provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee related provisions £m	Other provisions £m	Total £m
At 1 January 2023	218	351	309	306	1,184
Exchange adjustments	(21)	(13)	(9)	(5)	(48)
Charge for the year	266	172	177	124	739
Reversed unused	(4)	(55)	(33)	(143)	(235)
Unwinding of discount	10	–	–	–	10
Utilised	(202)	(169)	(62)	(88)	(521)
Transfer to assets held for sale/distribution	–	–	–	–	–
Additions through business combinations	–	–	–	–	–
Reclassifications and other movements	–	(1)	1	113	113
Transfer to Pension obligations	–	(3)	–	–	(3)
At 31 December 2023	267	282	383	307	1,239

To be settled within one year	248	215	172	109	744
To be settled after one year	19	67	211	198	495
At 31 December 2023	267	282	383	307	1,239